Note 8 - Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
2021	$ 686
2022	598
2023	539
2024	486
2025	392
Thereafter	399
Finite-Lived Intangible Assets, Net, Ending Balance	3,100
Mortgage Servicing Rights [Member]
2021	639
2022	588
2023	539
2024	486
2025	392
Thereafter	399
Finite-Lived Intangible Assets, Net, Ending Balance	3,043	$ 2,172
Core Deposits [Member]
2021	47
2022	10
2023	0
2024	0
2025	0
Thereafter	0
Finite-Lived Intangible Assets, Net, Ending Balance	$ 57	$ 156